Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023
Reconciliation of property, plant and equipment
Balance at beginning of period		€ 9,095.1	€ 8,361.1
Charge for year		839.2	664.8	€ 502.4
Balance at end of period		9,908.9	9,095.1	8,361.1	€ 9,908.9
Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		8,930.8	8,192.9
Supplier Reimbursements		(128.0)	(114.0)	(378.0)	(620.0)
Contractual amendments	€ (497.0)
Balance at end of period		9,731.8	8,930.8	8,192.9	9,731.8
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		95.6	90.1
Balance at end of period		112.1	95.6	90.1	112.1
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		59.7	67.0
Balance at end of period		54.5	59.7	67.0	54.5
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		8.9	10.7
Balance at end of period		10.5	8.9	10.7	10.5
Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		0.1	0.4
Balance at end of period			0.1	0.4
Cost
Reconciliation of property, plant and equipment
Balance at beginning of period		14,090.0	12,941.6	13,599.8	13,599.8
Additions in year		1,783.9	1,623.4	300.0
Supplier Reimbursements		(127.5)	(113.9)	(377.6)
Contractual amendments				(496.9)
Disposals in year		(220.6)	(361.1)	(83.7)
Balance at end of period		15,525.8	14,090.0	12,941.6	15,525.8
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		13,725.8	12,595.1	13,278.9	13,278.9
Additions in year		1,747.0	1,600.5	274.4
Supplier Reimbursements		(127.5)	(113.9)	(377.6)
Contractual amendments				(496.9)
Disposals in year		(220.5)	(355.9)	(83.7)
Balance at end of period		15,124.8	13,725.8	12,595.1	15,124.8
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		134.9	124.1	107.4	107.4
Additions in year		20.4	10.8	16.7
Balance at end of period		155.3	134.9	124.1	155.3
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		138.6	131.9	127.8	127.8
Additions in year		9.8	7.3	4.1
Disposals in year		(0.1)	(0.6)
Balance at end of period		148.3	138.6	131.9	148.3
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		85.4	85.2	80.7	80.7
Additions in year		6.6	4.8	4.5
Disposals in year			(4.6)
Balance at end of period		92.0	85.4	85.2	92.0
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		5.3	5.3	5.0	5.0
Additions in year		0.1		0.3
Balance at end of period		5.4	5.3	5.3	5.4
Depreciation
Reconciliation of property, plant and equipment
Balance at beginning of period		(4,994.9)	(4,580.5)	(4,161.8)	(4,161.8)
Charge for year		839.2	664.8	502.4
Disposals in year		217.2	250.4	83.7
Balance at end of period		(5,616.9)	(4,994.9)	(4,580.5)	(5,616.9)
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period		(4,795.0)	(4,402.2)	(4,009.9)	(4,009.9)
Charge for year		815.5	638.2	476.0
Disposals in year		217.5	245.4	83.7
Balance at end of period		(5,393.0)	(4,795.0)	(4,402.2)	(5,393.0)
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period		(39.3)	(34.0)	(29.7)	(29.7)
Charge for year		3.9	5.3	4.3
Balance at end of period		(43.2)	(39.3)	(34.0)	(43.2)
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period		(78.9)	(64.9)	(50.6)	(50.6)
Charge for year		14.8	14.5	14.3
Disposals in year		0.1	0.5
Balance at end of period		(93.8)	(78.9)	(64.9)	(93.8)
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period		(76.5)	(74.5)	(67.1)	(67.1)
Charge for year		4.8	6.5	7.4
Disposals in year		0.2	4.5
Balance at end of period		(81.5)	(76.5)	(74.5)	(81.5)
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		(5.2)	(4.9)	(4.5)	(4.5)
Charge for year		0.2	0.3	0.4
Balance at end of period		€ (5.4)	€ (5.2)	€ (4.9)	€ (5.4)